ORGANIZATION - Summary of Assets and Liabilities of VIE's in Consolidated Balance Sheets (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
ORGANIZATION
Cash and cash equivalents	¥ 1,020,604,191	$ 143,749,094	¥ 378,917,318	¥ 1,434,806,922
Other current assets	12,097,018	1,703,829	22,055,970
Total current assets	3,884,019,494	547,052,704	5,470,343,990
Finance lease receivables-non-current	36,426,617	5,130,582	260,049,967
Other non-current assets	4,705,544	662,762	6,633,517
Total non-current assets	764,590,520	107,690,323	1,545,908,343
Total assets	4,648,610,014	654,743,027	7,016,252,333
Short-term debts	39,071,500	5,503,106	349,299,134
Other current liabilities	33,957,234	4,782,776	32,195,710
Total current liabilities	777,742,901	109,542,797	2,530,902,347
Long-term debts	712,023	100,286	75,869,353
Other non-current liabilities	226,035	31,836	314,287
Total non-current liabilities	53,890,626	7,590,336	163,440,981
Total liabilities	831,633,527	117,133,133	2,694,343,328
Consolidated VIE
ORGANIZATION
Cash and cash equivalents	293,424,298	41,327,948	268,621,701
Other current assets	2,252,537,952	317,263,335	3,717,898,668
Total current assets	2,545,962,250	358,591,283	3,986,520,369
Finance lease receivables-non-current	36,426,617	5,130,582	260,049,967
Other non-current assets	727,442,480	102,458,130	1,246,816,149
Total non-current assets	763,869,097	107,588,712	1,506,866,116
Total assets	3,309,831,347	466,179,995	5,493,386,485
Short-term debts	39,071,500	5,503,106	349,299,134
Other current liabilities	415,702,064	58,550,411	1,861,808,449
Total current liabilities	454,773,564	64,053,517	2,211,107,583
Long-term debts	712,023	100,286	75,869,353
Other non-current liabilities	53,137,238	7,484,223	86,138,152
Total non-current liabilities	53,849,261	7,584,509	162,007,505
Total liabilities	¥ 508,622,825	$ 71,638,026	¥ 2,373,115,088